Black-Scholes Option-Pricing Model Assumptions used to Estimate Fair Value of Each Warrant and Option Grant (Detail)	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Summary Of Significant Accounting Policies [Line Items]
Risk-free interest rate, minimum	0.30%	[1]	0.40%	[1]	1.30%	[1]
Risk-free interest rate, maximum	0.80%	[1]	1.90%	[1]	2.90%	[1]
Expected volatility, minimum	67.00%		78.00%		103.00%
Expected volatility, maximum	102.00%		105.00%		104.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected life	10 years	[2]	10 years	[2]	10 years	[2]
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected life	2 years 6 months	[2]	2 years 6 months	[2]	5 years	[2]

[1]	Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the option term.
[2]	Expected life for employee based stock options was estimated using the “simplified” method, as allowed under the provisions of the Securities and Exchange Commission Staff Accounting Bulletin No. 110.